Average Annual Total Returns	12 Months Ended	49 Months Ended		60 Months Ended	109 Months Ended		120 Months Ended	252 Months Ended	373 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	10.20%	[1]	13.15%	14.52%	[2]	14.29%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	11.28%	[1]	14.42%	15.20%	[2]	14.82%
Lipper Large-Cap Core Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	17.72%	10.89%	[1]	13.65%	14.09%	[2]	13.84%
T. Rowe Price U.S. Equity Research Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	16.34%			14.68%			15.14%
Performance Inception Date									Nov. 30, 1994
T. Rowe Price U.S. Equity Research Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.02%			14.21%			14.34%
T. Rowe Price U.S. Equity Research Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.90%			11.69%			12.45%
T. Rowe Price U.S. Equity Research Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	16.49%			14.80%	15.81%
Performance Inception Date					Nov. 29, 2016
T. Rowe Price U.S. Equity Research Fund - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	15.92%			14.24%			14.75%
Performance Inception Date								Dec. 31, 2004
T. Rowe Price U.S. Equity Research Fund - R Class
Prospectus [Line Items]
Average Annual Return, Percent	15.54%			13.91%			14.41%
Performance Inception Date								Dec. 31, 2004
T. Rowe Price U.S. Equity Research Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	16.87%	12.22%
Performance Inception Date		Nov. 23, 2021

[1]	Return since 11/23/21.
[2]	Return since 11/29/16.